Segment information - Income statement related (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Segment Reporting Information
Net revenues	SFr 5,581	SFr 5,387	SFr 5,595	SFr 10,968	SFr 11,231
Income/(loss) before taxes	1,302	1,062	1,052	2,364	2,106
Operating Segments [Member] | Swiss Universal Bank
Segment Reporting Information
Net revenues	1,476	1,379	1,419	2,855	2,850
Income/(loss) before taxes	654	550	553	1,204	1,116
Operating Segments [Member] | International Wealth Management
Segment Reporting Information
Net revenues	1,369	1,417	1,344	2,786	2,747
Income/(loss) before taxes	444	523	433	967	917
Operating Segments [Member] | Asia Pacific
Segment Reporting Information
Net revenues	913	854	914	1,767	1,905
Income/(loss) before taxes	237	183	217	420	451
Operating Segments [Member] | Global Markets
Segment Reporting Information
Net revenues	1,553	1,472	1,426	3,025	2,972
Income/(loss) before taxes	357	282	148	639	443
Operating Segments [Member] | Investment Banking & Capital Markets
Segment Reporting Information
Net revenues	454	356	644	810	1,172
Income/(loss) before taxes	6	(93)	110	(87)	169
Operating Segments [Member] | Strategic Resolution Unit
Segment Reporting Information
Net revenues			(176)		(379)
Income/(loss) before taxes			(368)		(777)
Corporate Center
Segment Reporting Information
Net revenues	(184)	(91)	24	(275)	(36)
Income/(loss) before taxes	(396)	SFr (383)	(41)	(779)	(213)
Bank
Segment Reporting Information
Net revenues	5,676		5,611	11,111	11,196
Income/(loss) before taxes	SFr 1,270		SFr 977	2,261	1,887
Bank | Operating Segments [Member] | Swiss Universal Bank
Segment Reporting Information
Net revenues				2,855	2,850
Income/(loss) before taxes				1,204	1,116
Bank | Operating Segments [Member] | International Wealth Management
Segment Reporting Information
Net revenues				2,786	2,747
Income/(loss) before taxes				967	917
Bank | Operating Segments [Member] | Asia Pacific
Segment Reporting Information
Net revenues				1,767	1,905
Income/(loss) before taxes				420	451
Bank | Operating Segments [Member] | Global Markets
Segment Reporting Information
Net revenues				3,025	2,972
Income/(loss) before taxes				639	443
Bank | Operating Segments [Member] | Investment Banking & Capital Markets
Segment Reporting Information
Net revenues				810	1,172
Income/(loss) before taxes				(87)	169
Bank | Operating Segments [Member] | Strategic Resolution Unit
Segment Reporting Information
Net revenues					(379)
Income/(loss) before taxes					(777)
Bank | Adjustments
Segment Reporting Information
Net revenues				(132)	(71)
Income/(loss) before taxes				SFr (882)	SFr (432)